Stock Options (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Apr. 26, 2018	Mar. 26, 2015	Oct. 31, 2009	Jan. 31, 2007
Stock Options (Textual)
Weighted average grant date fair value of options granted			$ 1.26		$ 1.65	$ 2.03
Unrecognized compensation cost related to non vested options			$ 169,551		$ 128,781
Remaining Contractual Life			2 years 2 months 12 days		2 years 1 month 13 days
Compensation expense	$ 22,779	$ 19,321	$ 72,481	$ 42,211	$ 113,952	$ 136,308
Stock options granted period, description			Options granted under the 2018 Plan and the Prior Plans vest over periods ranging from immediately upon grant to a three-year period and expire ten years from date of grant.		Options granted under the Plans vest over periods ranging from immediately upon grant to a three year period and expire ten years from date of grant.
2015 Stock Option Plan [Member]
Stock Options (Textual)
Common shares authorized for issuance (in shares)								400,000
2018 Omnibus Equity Compensation Plan [Member]
Stock Options (Textual)
Common shares authorized for issuance (in shares)							750,000
Issuance of shares							1,057,000
2007 Omnibus Equity Compensation Plan [Member]
Stock Options (Textual)
Common shares authorized for issuance (in shares)							307,000		420,000	210,000